Stock-Based Compensation Plans and Arrangements - Restricted Stock and Performance Stock Unit Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Non-vested, beginning balance	187,792
Granted, Shares	51,073
Vested, Shares	(193,370)
Canceled, Shares	(6,140)
Number of Shares, Non-vested, ending balance	39,355
Weighted Average Grant Date Fair Value, Non-vested, beginning balance	$ 11.55
Granted, Weighted Average Grant Date Fair Value	$ 17.91
Vested, Weighted Average Grant Date Fair Value	$ 12.47
Canceled, Weighted Average Grant Date Fair Value	$ 17.91
Weighted Average Grant Date Fair Value, Non-vested, ending balance	$ 14.29
Restricted Stock Units and Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Non-vested, beginning balance	4,473,464
Granted, Shares	2,457,570
Vested, Shares	(1,730,669)
Canceled, Shares	(73,478)
Number of Shares, Non-vested, ending balance	5,126,887
Weighted Average Grant Date Fair Value, Non-vested, beginning balance	$ 15.49
Granted, Weighted Average Grant Date Fair Value	$ 17.98
Vested, Weighted Average Grant Date Fair Value	$ 15.32
Canceled, Weighted Average Grant Date Fair Value	$ 16.52
Weighted Average Grant Date Fair Value, Non-vested, ending balance	$ 16.72